January 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Infrastructure Active ETF | BILT | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares Infrastructure Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Electric Utilities — 32.5%
American Electric Power Co., Inc.	7,140	$855,194
Chubu Electric Power Co., Inc.	7,500	108,965
Duke Energy Corp.	8,113	984,513
Elia Group SA, Class B	1,042	150,861
Enel SpA	12,368	136,648
Entergy Corp.	8,272	793,202
Evergy, Inc.	4,873	373,905
FirstEnergy Corp.	9,089	430,273
Fortis, Inc./Canada	1,459	77,790
Kansai Electric Power Co., Inc.(The)	12,800	204,223
NextEra Energy, Inc.	10,074	885,505
PG&E Corp.	33,091	510,263
Pinnacle West Capital Corp.	2,319	216,966
Southern Co.(The)	3,275	292,490
Xcel Energy, Inc.	9,003	684,768
		6,705,566
Gas Utilities — 2.1%
APA Group	23,989	147,688
Spire, Inc.	2,907	245,612
Tokyo Gas Co. Ltd.	1,000	44,366
		437,666
Ground Transportation — 12.4%
Aurizon Holdings Ltd.	83,128	212,639
Canadian National Railway Co.	3,115	299,661
Canadian Pacific Kansas City Ltd.	6,790	504,744
CSX Corp.	7,349	277,498
East Japan Railway Co.	7,800	195,813
Norfolk Southern Corp.	869	253,088
Union Pacific Corp.	3,447	810,390
		2,553,833
Independent Power and Renewable Electricity Producers — 0.8%
Orsted A/S(a)(b)	7,058	158,772
Industrial Conglomerates — 0.9%
Keppel Ltd.	21,000	180,659
Media — 1.1%
SES SA, Class A	15,054	123,300
SKY Perfect JSAT Holdings, Inc.	7,900	114,194
		237,494
Multi-Utilities — 15.1%
Algonquin Power & Utilities Corp.	22,333	146,629
Black Hills Corp.	1,598	116,622
Centrica PLC	70,412	184,375
CMS Energy Corp.	8,015	572,992
National Grid PLC	39,241	666,687
NiSource, Inc.	5,482	242,798
Public Service Enterprise Group, Inc.	816	67,206
Sempra	5,553	483,166
Veolia Environnement SA	5,587	209,552
WEC Energy Group, Inc.	3,859	427,076
		3,117,103
Security	Shares	Value
Oil, Gas & Consumable Fuels — 13.7%
Cheniere Energy, Inc.	2,518	$532,607
DT Midstream, Inc.(b)	1,677	211,336
Enbridge, Inc.	9,498	463,652
Koninklijke Vopak NV	3,512	175,280
Pembina Pipeline Corp.	9,119	378,917
Plains GP Holdings LP, Class A	12,391	253,768
TC Energy Corp.	2,580	151,278
Williams Companies, Inc.(The)	9,885	664,865
		2,831,703
Specialized REITs — 3.6%
American Tower Corp.	3,564	638,954
Equinix, Inc.	130	106,721
		745,675
Transportation Infrastructure — 15.0%
Aena SME SA(a)	32,236	1,001,171
Aeroports de Paris SA	888	117,324
Auckland International Airport Ltd.	103,498	514,731
Flughafen Zurich AG, Registered	1,168	362,759
Fraport AG Frankfurt Airport Services Worldwide(b)	4,431	409,980
Transurban Group	71,206	688,759
		3,094,724
Water Utilities — 1.2%
Guangdong Investment Ltd.	272,000	257,159
Wireless Telecommunication Services — 0.8%
Array Digital Infrastructure, Inc.	3,238	156,039
Total Long-Term Investments — 99.2% (Cost: $19,275,312)		20,476,393
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	160,000	160,000
Total Short-Term Securities — 0.8% (Cost: $160,000)		160,000
Total Investments — 100.0% (Cost: $19,435,312)		20,636,393
Liabilities in Excess of Other Assets — (0.0)%		(6,761)
Net Assets — 100.0%		$20,629,632

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Infrastructure Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/29/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$160,000 (b)	$—	$—	$—	$160,000	160,000	$1,628	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	447,000	USD	300,282	HSBC Bank PLC	04/16/26	$10,914
CAD	64,000	USD	46,449	Bank of America N.A.	04/16/26	698
CAD	201,000	USD	145,430	BNP Paribas SA	04/16/26	2,640
CAD	137,000	USD	100,883	Goldman Sachs & Co.	04/16/26	40
CAD	27,000	USD	19,625	HSBC Bank PLC	04/16/26	266
CHF	33,000	USD	42,132	HSBC Bank PLC	04/16/26	887
EUR	5,000	USD	5,892	BNP Paribas SA	04/16/26	55
EUR	96,000	USD	112,305	HSBC Bank PLC	04/16/26	1,874
EUR	9,000	USD	10,499	JPMorgan Chase Bank N.A.	04/16/26	205
GBP	37,000	USD	50,059	Bank of America N.A.	04/16/26	565
GBP	34,000	USD	45,722	JPMorgan Chase Bank N.A.	04/16/26	797
JPY	12,401,000	USD	79,160	HSBC Bank PLC	04/16/26	1,464
JPY	8,203,000	USD	52,040	JPMorgan Chase Bank N.A.	04/16/26	1,291
KRW	243,955,000	USD	166,764	HSBC Bank PLC	04/16/26	1,820
USD	38,310	EUR	32,000	Bank of America N.A.	04/16/26	250
USD	23,442	GBP	17,000	HSBC Bank PLC	04/16/26	182
USD	30,845	HKD	240,000	Goldman Sachs & Co.	04/16/26	54
USD	32,514	HKD	253,000	HSBC Bank PLC	04/16/26	55
						24,057
USD	100,573	CAD	137,000	Goldman Sachs & Co.	02/02/26	$(40)
CAD	12,000	USD	8,916	HSBC Bank PLC	04/16/26	(76)
CAD	16,000	USD	11,843	JPMorgan Chase Bank N.A.	04/16/26	(56)
CHF	40,000	USD	52,355	HSBC Bank PLC	04/16/26	(212)
EUR	4,000	USD	4,802	Bank of America N.A.	04/16/26	(45)
EUR	5,000	USD	5,957	JPMorgan Chase Bank N.A.	04/16/26	(10)
GBP	7,000	USD	9,616	Bank of America N.A.	04/16/26	(38)
GBP	14,000	USD	19,294	JPMorgan Chase Bank N.A.	04/16/26	(139)
HKD	797,000	USD	102,467	Goldman Sachs & Co.	04/16/26	(214)
JPY	3,039,000	USD	19,969	HSBC Bank PLC	04/16/26	(211)
USD	18,402	AUD	27,000	BNP Paribas SA	04/16/26	(395)
USD	129,706	AUD	189,000	HSBC Bank PLC	04/16/26	(1,873)
USD	34,812	CAD	48,000	BNP Paribas SA	04/16/26	(548)
USD	62,898	CAD	87,000	HSBC Bank PLC	04/16/26	(1,193)
USD	6,513	CAD	9,000	JPMorgan Chase Bank N.A.	04/16/26	(117)
USD	154,777	CHF	122,000	JPMorgan Chase Bank N.A.	04/16/26	(4,262)
USD	145,785	DKK	929,000	JPMorgan Chase Bank N.A.	04/16/26	(2,275)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Infrastructure Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	156,748	EUR	133,000	HSBC Bank PLC	04/16/26	$(1,438)
USD	124,390	EUR	106,000	JPMorgan Chase Bank N.A.	04/16/26	(1,682)
USD	2,695	GBP	2,000	HSBC Bank PLC	04/16/26	(42)
USD	90,252	KRW	132,027,000	HSBC Bank PLC	04/16/26	(984)
USD	78,683	NZD	136,000	HSBC Bank PLC	04/16/26	(3,420)
USD	162,911	SGD	208,000	HSBC Bank PLC	04/16/26	(1,410)
						(20,680)
						$3,377
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$14,625,219	$5,851,174	$—	$20,476,393
Short-Term Securities
Money Market Funds	160,000	—	—	160,000
	$14,785,219	$5,851,174	$—	$20,636,393
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$24,057	$—	$24,057
Liabilities
Foreign Currency Exchange Contracts	—	(20,680)	—	(20,680)
	$—	$3,377	$—	$3,377

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.